Private Securities Offering	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Private Securities Offering

Note 7 – Private Securities Offerings

During April and May 2015, the Company completed a private debt offering of convertible promissory notes in the aggregate principal amount of $3,981,050. Each note was convertible into common stock at the rate of $0.75 per share. Each note has a term of six months and annual interest rate of 7% payable upon maturity. The Company also issued to each note holder a warrant covering 20% of the number of $.001 par value common share into which the related note is convertible. Each warrant has an exercise price of $0.75 per share and a five-year term. A tender offer was made on these Notes by the Company on August 24, 2015, as fully described in Note 3.

During the six-months ended November 30, 2015, the Company conducted a private equity offering (the “Equity Offering”) in which accredited investors purchased unregistered common stock at $0.75 per share with warrants equal to 50% of the number of shares of common stock purchased. Pursuant to the Equity Offering, the Company sold a total of 17,254,952 shares of common stock, $.001 par value, and issued five-year warrants covering 8,627,450 shares of common stock. In conjunction with the Equity Offering, the Company became obligated to issue a warrant covering 1,716,643 shares of common stock to the placement agent as additional compensation. (See Notes 2 and 5 for a description of the warrants and offering costs related to the Equity Offering.

Note 9 – Private Securities Offering

On October 23, 2013, the Company completed a private equity offering (the “Equity Offering”). Pursuant to the Equity Offering, the Company sold to investors a total of 11,153,850 Units at a price of $1.30 per Unit, for total gross proceeds of approximately $14.5 million. Each Unit consisted of two shares of common stock and one warrant to purchase common stock at an exercise price of $.75 per share. During the fiscal year ended May 31, 2014, the Company issued a total of 20,989,494 shares of common stock. In conjunction with the Equity Offering, the Company also issued warrants to purchase 11,153,850 shares of common stock at the $.75 per share exercise price (see Notes 2 and 5 for a description of the warrants and offering costs related to the Equity Offering).

During April and May 2015, the Company completed a private debt offering of convertible promissory notes in the aggregate principal amount of $3,981,050. Each note is convertible into common stock at the rate of $0.75 per share. Each note has a term of six months and annual interest rate of 7% payable upon maturity. The Company also issued to each note holder a warrant covering 50% of the number of share into which the related note is convertible. Each warrants has an exercise price of $0.75 per share and a five-year term.